Cost of sales (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cost of Sales [Abstract]
Cash operating costs	$ 1,205	$ 1,077	$ 2,160
Royalties	88	80	162
Other cash costs	7	6	12
Total cash costs	1,300	1,163	2,334
Retrenchment costs	4	1	2
Rehabilitation and other non-cash costs	(4)	12	38
Amortisation of tangible assets	243	182	411
Amortisation of right of use assets	40	30	63
Amortisation of intangible assets	1	1	3
Inventory change	8	11	6
Cost of sales	$ 1,592	$ 1,400	$ 2,857